Columbia Variable Portfolio – Income Opportunities Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	52
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		57
Total Communication Services		57
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	31,294
Total Consumer Discretionary		31,294
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	6,781
Total Industrials		6,781
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,865)		38,132

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	1,253,608	1,128,192
Total Convertible Bonds (Cost $1,104,851)			1,128,192

Corporate Bonds & Notes 92.9%

Aerospace & Defense 2.0%
Bombardier, Inc.(d)
04/15/2027	7.875%	201,000	201,308
Bombardier, Inc.(d),(e)
07/01/2031	7.250%	87,000	87,246
Moog, Inc.(d)
12/15/2027	4.250%	447,000	421,016
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	231,000	251,955
11/15/2030	9.750%	186,000	208,089
TransDigm, Inc.(d)
08/15/2028	6.750%	357,000	362,233
03/01/2029	6.375%	752,000	754,298
03/01/2032	6.625%	652,000	658,705
Total			2,944,850
Airlines 2.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,147,204	1,139,497
04/20/2029	5.750%	829,138	815,623
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	576,631	542,487
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	642,832	647,460
Total			3,145,067
Automotive 2.5%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	117,000	115,927
04/01/2027	6.500%	50,000	49,811
Clarios Global LP(d)
05/15/2025	6.750%	279,000	279,407
Ford Motor Credit Co. LLC
11/01/2024	4.063%	178,000	176,036
06/16/2025	5.125%	512,000	507,598
11/13/2025	3.375%	734,000	706,348
08/17/2027	4.125%	307,000	291,401
11/04/2027	7.350%	263,000	275,898
IHO Verwaltungs GmbH(d),(f)
09/15/2026	4.750%	85,000	82,643
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	364,000	358,122
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	299,798
05/15/2027	8.500%	344,000	344,461
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	193,000	203,384
Total			3,690,834
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	114,000	113,644

Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/20/2025	5.750%	201,000	199,579
Total			313,223
Brokerage/Asset Managers/Exchanges 1.9%
AG Issuer LLC(d)
03/01/2028	6.250%	30,000	29,318
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	549,000	568,197
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	335,000	366,589
NFP Corp.(d)
08/15/2028	4.875%	1,112,000	1,114,103
10/01/2030	7.500%	418,000	440,501
10/01/2031	8.500%	179,000	197,092
Total			2,715,800
Building Materials 1.4%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	393,158
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	499,626
08/01/2030	6.500%	175,000	177,674
Interface, Inc.(d)
12/01/2028	5.500%	134,000	128,369
SRS Distribution, Inc.(d)
07/01/2028	4.625%	609,000	614,010
Summit Materials LLC /Finance Corp.(d)
01/15/2031	7.250%	266,000	276,377
Total			2,089,214
Cable and Satellite 5.4%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	787,000	749,645
06/01/2029	5.375%	243,000	222,438
03/01/2030	4.750%	1,140,000	977,876
08/15/2030	4.500%	370,000	310,805
02/01/2031	4.250%	178,000	144,881
02/01/2032	4.750%	419,000	342,371
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	175,000	140,576
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	95,000	71,698
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	592,631
02/15/2031	3.375%	680,000	461,407
DISH Network Corp.(d)
11/15/2027	11.750%	92,000	93,977
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	316,900
07/15/2028	4.000%	435,000	398,024
07/01/2030	4.125%	539,000	471,219
Videotron Ltd.(d)
06/15/2029	3.625%	370,000	334,167
Virgin Media Finance PLC(d)
07/15/2030	5.000%	420,000	355,079
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	158,998
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	669,658
Ziggo BV(d)
01/15/2030	4.875%	1,140,000	1,022,981
Total			7,835,331
Chemicals 4.7%
Ashland LLC(d)
09/01/2031	3.375%	310,000	262,330
Avient Corp.(d)
08/01/2030	7.125%	159,000	163,201
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	240,000	249,497
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	511,540
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	323,431
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	494,065
HB Fuller Co.
10/15/2028	4.250%	398,000	369,058
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	361,305
INEOS Finance PLC(d)
04/15/2029	7.500%	439,000	440,353
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	314,000	337,045
Ingevity Corp.(d)
11/01/2028	3.875%	972,000	878,129
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	386,521
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	441,000	399,511
11/15/2028	9.750%	591,000	630,093
SPCM SA(d)
03/15/2027	3.125%	35,000	32,326
Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(d)
06/15/2027	4.875%	642,000	610,658
08/15/2029	5.625%	347,000	310,608
03/01/2031	7.375%	92,000	93,348
Total			6,853,019
Construction Machinery 1.2%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	1,085,000	993,319
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	596,515
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	78,000	79,605
03/15/2031	7.750%	92,000	96,248
Total			1,765,687
Consumer Cyclical Services 1.7%
APX Group, Inc.(d)
02/15/2027	6.750%	269,000	270,503
Arches Buyer, Inc.(d)
06/01/2028	4.250%	609,000	535,929
Match Group, Inc.(d)
06/01/2028	4.625%	222,000	209,682
02/15/2029	5.625%	211,000	205,037
Uber Technologies, Inc.(d)
08/15/2029	4.500%	1,395,000	1,326,583
Total			2,547,734
Consumer Products 1.1%
Acushnet Co.(d)
10/15/2028	7.375%	69,000	71,447
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	699,000	692,489
Newell Brands, Inc.
09/15/2027	6.375%	118,000	116,467
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	290,000	249,827
02/01/2032	4.375%	95,000	81,939
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	201,000	197,001
07/15/2030	5.500%	134,000	131,214
03/15/2031	3.875%	113,000	109,044
Total			1,649,428
Diversified Manufacturing 2.1%
Chart Industries, Inc.(d)
01/01/2030	7.500%	199,000	206,688
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	472,000	476,555
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Esab Corp.(d),(e)
04/15/2029	6.250%	157,000	157,839
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	271,977
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	284,324
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	272,485
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	773,000	789,251
03/15/2029	6.375%	287,000	290,016
03/15/2032	6.625%	369,000	375,118
Total			3,124,253
Electric 4.9%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	917,167
02/15/2031	3.750%	1,059,000	912,115
01/15/2032	3.750%	552,000	464,653
FirstEnergy Corp.
11/15/2031	7.375%	134,000	157,455
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	167,000	143,734
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	82,000	76,540
09/15/2027	4.500%	464,000	434,827
01/15/2029	7.250%	240,000	245,834
NRG Energy, Inc.(d)
06/15/2029	5.250%	709,000	680,000
02/15/2031	3.625%	583,000	503,325
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	179,621
PG&E Corp.
07/01/2028	5.000%	141,000	136,570
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	539,549
01/15/2030	4.750%	660,000	605,723
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	575,988
07/31/2027	5.000%	154,000	149,221
10/15/2031	7.750%	486,000	508,671
Total			7,230,993
Environmental 1.4%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	56,395

Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(d)
06/01/2025	4.250%	700,000	688,954
08/01/2028	4.000%	410,000	377,971
01/15/2031	6.750%	215,000	220,342
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	683,000	672,936
Total			2,016,598
Finance Companies 3.1%
GGAM Finance Ltd.(d),(e)
04/15/2029	6.875%	231,000	232,682
Navient Corp.
06/25/2025	6.750%	490,000	493,309
03/15/2031	11.500%	242,000	269,624
OneMain Finance Corp.
01/15/2029	9.000%	209,000	221,732
03/15/2030	7.875%	281,000	290,443
09/15/2030	4.000%	301,000	257,683
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,121,000	1,074,844
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	341,819
03/01/2031	3.875%	90,000	78,449
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,267,000	1,074,407
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	31,017
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	64,000	62,279
04/15/2029	5.500%	98,000	92,741
Total			4,521,029
Food and Beverage 2.3%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	374,000	367,088
06/15/2030	6.000%	270,000	267,669
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	757,000	743,374
Post Holdings, Inc.(d)
02/15/2032	6.250%	858,000	863,981
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	258,862
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	573,000	506,881
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	186,461
01/15/2032	7.250%	169,000	175,517
Total			3,369,833
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 2.9%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	177,000	162,795
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	569,000	584,128
02/15/2032	6.500%	566,000	571,550
Churchill Downs, Inc.(d)
05/01/2031	6.750%	172,000	173,179
International Game Technology PLC(d)
02/15/2025	6.500%	627,000	628,837
04/15/2026	4.125%	200,000	193,862
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	77,000	80,120
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	509,127
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	487,000	470,942
Scientific Games International, Inc.(d)
05/15/2028	7.000%	349,000	351,936
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	547,433
Total			4,273,909
Health Care 7.4%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	74,137
04/15/2029	5.000%	305,000	289,719
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	73,898
11/01/2029	3.875%	736,000	663,758
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	286,000	295,772
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	227,000	223,493
04/01/2030	3.500%	353,000	337,421
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	236,917
03/15/2029	3.750%	143,000	130,502
03/15/2031	4.000%	163,000	145,608
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	310,000	285,299
05/15/2030	5.250%	839,000	684,413
02/15/2031	4.750%	212,000	163,590
01/15/2032	10.875%	159,000	164,216
DaVita, Inc.(d)
06/01/2030	4.625%	180,000	161,118
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	279,255
Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	186,353
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	653,118
05/15/2030	6.500%	146,000	149,018
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	227,000	228,023
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	500,000	455,123
10/01/2029	5.250%	1,060,000	1,001,919
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,036,050
Star Parent, Inc.(d)
10/01/2030	9.000%	471,000	498,771
Teleflex, Inc.
11/15/2027	4.625%	599,000	575,987
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	231,133
Tenet Healthcare Corp.
02/01/2027	6.250%	1,288,000	1,287,296
11/01/2027	5.125%	304,000	297,252
01/15/2030	4.375%	80,000	73,975
Total			10,883,134
Home Construction 0.4%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	181,132
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	400,000	380,354
Total			561,486
Independent Energy 4.9%
Baytex Energy Corp.(d)
04/30/2030	8.500%	307,000	320,299
Baytex Energy Corp.(d),(e)
03/15/2032	7.375%	294,000	297,123
Callon Petroleum Co.(d)
06/15/2030	7.500%	226,000	239,283
Civitas Resources, Inc.(d)
11/01/2030	8.625%	93,000	99,839
07/01/2031	8.750%	314,000	336,212
CNX Resources Corp.(d)
01/15/2029	6.000%	416,000	407,696
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,019,000	1,002,084
Comstock Resources, Inc.(d)
01/15/2030	5.875%	52,000	47,094
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	226,000	223,345
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	630,000	629,482
02/01/2029	5.750%	505,000	492,544
11/01/2033	8.375%	198,000	214,306
Matador Resources Co.
09/15/2026	5.875%	668,000	668,485
Matador Resources Co.(d)
04/15/2028	6.875%	183,000	187,347
Matador Resources Co.(d),(e)
04/15/2032	6.500%	299,000	299,522
Permian Resources Operating LLC(d)
01/15/2032	7.000%	533,000	552,546
SM Energy Co.
07/15/2028	6.500%	309,000	310,354
Southwestern Energy Co.
02/01/2032	4.750%	878,000	808,321
Total			7,135,882
Leisure 2.9%
Boyne USA, Inc.(d)
05/15/2029	4.750%	79,000	73,269
Carnival Corp.(d)
03/01/2027	5.750%	390,000	386,048
08/15/2029	7.000%	277,000	289,209
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	622,000	678,674
Cinemark USA, Inc.(d)
03/15/2026	5.875%	451,000	445,542
07/15/2028	5.250%	198,000	187,474
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	157,623
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	230,837
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	78,000	75,314
08/31/2026	5.500%	74,000	73,285
01/15/2029	9.250%	80,000	85,825
01/15/2030	7.250%	914,000	948,762
03/15/2032	6.250%	129,000	130,000
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	167,000	169,091
Viking Cruises Ltd.(d)
07/15/2031	9.125%	317,000	346,606
Total			4,277,559

Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.2%
Hilton Grand Vacations Borrower Escrow LLC(d)
01/15/2032	6.625%	232,000	232,688
Media and Entertainment 3.5%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	275,000	286,451
04/01/2030	7.875%	337,000	334,969
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	1,027,866
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	154,000	139,547
03/15/2030	4.625%	891,000	799,239
02/15/2031	7.375%	426,000	446,925
Playtika Holding Corp.(d)
03/15/2029	4.250%	728,000	630,147
Roblox Corp.(d)
05/01/2030	3.875%	688,000	606,248
Univision Communications, Inc.(d)
08/15/2028	8.000%	383,000	390,314
06/30/2030	7.375%	409,000	404,710
Total			5,066,416
Metals and Mining 3.0%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	130,000	132,455
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	109,221
10/01/2031	5.125%	488,000	452,260
Constellium SE(d)
04/15/2029	3.750%	1,256,000	1,130,981
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	267,667
04/01/2029	6.125%	1,567,000	1,549,069
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	354,000	313,704
Novelis Corp.(d)
11/15/2026	3.250%	284,000	264,775
08/15/2031	3.875%	143,000	122,886
Total			4,343,018
Midstream 5.0%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	242,000	243,035
CNX Midstream Partners LP(d)
04/15/2030	4.750%	440,000	391,779
DCP Midstream Operating LP
04/01/2044	5.600%	336,000	327,914
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	400,000	408,510
DT Midstream, Inc.(d)
04/15/2032	4.300%	80,000	72,572
EQM Midstream Partners LP(d)
07/01/2027	6.500%	539,000	544,202
04/01/2029	6.375%	162,000	163,139
EQM Midstream Partners LP
07/15/2048	6.500%	155,000	155,397
NuStar Logistics LP
10/01/2025	5.750%	596,000	593,505
06/01/2026	6.000%	755,000	752,679
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	937,482
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	496,000	446,528
08/15/2031	4.125%	918,000	817,523
11/01/2033	3.875%	1,228,000	1,044,141
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	171,000	184,343
02/01/2032	9.875%	184,000	198,363
Total			7,281,112
Oil Field Services 1.2%
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	125,000	127,425
Nabors Industries, Inc.(d)
05/15/2027	7.375%	297,000	296,458
01/31/2030	9.125%	131,000	136,236
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	253,000	259,618
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	511,000	531,809
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	376,000	380,259
Total			1,731,805
Other Industry 0.1%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	155,000	146,512
Other REIT 1.5%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	250,634
02/01/2027	4.250%	688,000	643,220
06/15/2029	4.750%	343,000	311,634
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	263,473
Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	91,000	93,800
04/01/2032	6.500%	226,000	226,647
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	184,783
Service Properties Trust(d)
11/15/2031	8.625%	170,000	181,448
Total			2,155,639
Packaging 2.0%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	239,000	232,593
09/01/2029	4.000%	979,000	789,299
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	385,143
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	555,012
Sealed Air Corp.(d)
02/01/2028	6.125%	54,000	54,156
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	986,000	970,595
Total			2,986,798
Pharmaceuticals 1.4%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	220,000	207,592
06/01/2028	4.875%	476,000	259,379
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	627,000	518,863
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	190,952
Organon Finance 1 LLC(d)
04/30/2028	4.125%	213,000	198,426
04/30/2031	5.125%	720,000	637,641
Total			2,012,853
Property & Casualty 3.4%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,298,802
04/15/2028	6.750%	580,000	583,639
01/15/2031	7.000%	501,000	506,594
AmWINS Group, Inc.(d)
02/15/2029	6.375%	296,000	297,338
HUB International, Ltd.(d)
06/15/2030	7.250%	1,307,000	1,344,269
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	30,000	30
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	645,000	645
MGIC Investment Corp.
08/15/2028	5.250%	112,000	109,046
Panther Escrow Issuer LLC(d),(e)
06/01/2031	7.125%	494,000	502,813
Radian Group, Inc.
03/15/2027	4.875%	262,000	255,892
05/15/2029	6.200%	105,000	106,531
Total			5,005,599
Refining 0.6%
HF Sinclair Corp.(d)
04/15/2027	6.375%	360,000	362,117
02/01/2028	5.000%	545,000	529,727
Total			891,844
Restaurants 1.4%
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,725,197
Yum! Brands, Inc.
04/01/2032	5.375%	361,000	349,719
Total			2,074,916
Retailers 1.7%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	102,698
02/15/2032	5.000%	111,000	100,553
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	120,733
Hanesbrands, Inc.(d)
05/15/2026	4.875%	225,000	219,277
02/15/2031	9.000%	157,000	161,267
L Brands, Inc.(d)
07/01/2025	9.375%	110,000	114,728
10/01/2030	6.625%	398,000	407,251
L Brands, Inc.
06/15/2029	7.500%	80,000	83,330
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	161,000	147,953
08/01/2031	8.250%	66,000	68,992
Lithia Motors, Inc.(d)
01/15/2031	4.375%	175,000	156,772
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	202,494
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	155,000	144,742
02/15/2029	7.750%	135,000	131,463

Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	462,000	371,140
Total			2,533,393
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	225,000	227,691
Technology 7.6%
Block, Inc.
06/01/2031	3.500%	175,000	152,296
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	233,094
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	485,873
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	62,000	64,221
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	165,000	168,561
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	208,185
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	175,000	167,912
Entegris Escrow Corp.(d)
04/15/2029	4.750%	382,000	366,480
06/15/2030	5.950%	430,000	425,054
GoTo Group, Inc.(d)
05/01/2028	5.500%	142,270	123,305
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	684,000	716,241
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	420,558
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	387,401
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	436,000	400,607
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	435,000	397,054
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	258,806
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	508,000	543,276
NCR Corp.(d)
04/15/2029	5.125%	910,000	843,658
10/01/2030	5.250%	26,000	23,567
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	599,000	566,730
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(d)
03/31/2029	6.500%	788,000	748,279
Seagate HDD Cayman(d)
12/15/2029	8.250%	170,000	182,541
07/15/2031	8.500%	188,000	203,090
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	264,232
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	626,408
Synaptics, Inc.(d)
06/15/2029	4.000%	345,000	310,540
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	376,090
UKG, Inc.(d)
02/01/2031	6.875%	583,000	594,080
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	917,000	824,725
Total			11,082,864
Transportation Services 0.0%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	22,000	21,955
Wireless 2.0%
Altice France SA(d)
01/15/2028	5.500%	821,000	585,525
07/15/2029	5.125%	456,000	308,405
SBA Communications Corp.
02/15/2027	3.875%	922,000	878,284
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	371,049
07/15/2031	4.750%	665,000	573,244
Vmed O2 UK Financing I PLC(d),(e)
04/15/2032	7.750%	274,000	275,141
Total			2,991,648
Wirelines 1.5%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	324,000	331,817
03/15/2031	8.625%	416,000	424,728
Iliad Holding SAS(d)
10/15/2026	6.500%	1,042,000	1,031,332
10/15/2028	7.000%	453,000	448,475
Total			2,236,352
Total Corporate Bonds & Notes (Cost $139,922,538)			135,967,966

Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(h) 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 1.2%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	239,000	235,263
11/15/2028	8.500%	571,000	607,713
05/15/2029	4.250%	124,000	106,400
02/15/2030	9.000%	794,000	820,467
Total			1,769,843
Total Foreign Government Obligations (Cost $1,739,638)			1,769,843

Senior Loans 2.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.9%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.191%	1,272,297	1,247,729
Retailers 0.2%
PetSmart LLC(i),(j),(k)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.176%	294,260	293,219
Technology 1.3%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.926%	786,887	781,678
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(i),(j)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/10/2031	8.814%	1,177,730	1,183,324
Total			1,965,002
Total Senior Loans (Cost $3,526,006)			3,505,950

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(l),(m)	3,119,898	3,119,274
Total Money Market Funds (Cost $3,119,127)		3,119,274
Total Investments in Securities (Cost: $149,744,025)		145,529,357
Other Assets & Liabilities, Net		782,400
Net Assets		146,311,757
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $123,745,340, which represents 84.58% of total net assets.

(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(j)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(k)	Represents a security purchased on a forward commitment basis.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	4,364,478	9,259,902	(10,505,091)	(15)	3,119,274	64	48,584	3,119,898
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Income Opportunities Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7011_12_C01_(05/24)